Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Property and equipment, gross | ¥		¥ 6,618	¥ 2,396
Less: Accumulated depreciation | ¥		(2,592)	(1,506)
Property and equipment, net | ¥		4,026	890
US$ [Member]
Property and equipment, gross | $	$ 964
Less: Accumulated depreciation | $	(378)
Property and equipment, net | $	586
Furniture and office equipment
Property and equipment, gross | ¥		2,667	1,784
Furniture and office equipment | US$ [Member]
Property and equipment, gross | $	388
Leasehold improvements [Member]
Property and equipment, gross | ¥		¥ 3,951	¥ 612
Leasehold improvements [Member] | US$ [Member]
Property and equipment, gross | $	$ 576